CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 69,575,000	$ 92,302,000		$ 173,984,000
Marketable securities	40,686,000	38,067,000
Accounts receivable				7,000
Contract assets	3,182,000	2,979,000		2,324,000
Prepaid expenses and other current assets	3,034,000	3,237,000		2,242,000
Total current assets	116,477,000	136,585,000		178,557,000
Property and equipment, net	12,554,000	12,844,000		14,213,000
Marketable securities—noncurrent	2,638,000	13,038,000
Other long-term assets	3,155,000	2,941,000		1,966,000
Restricted cash	3,086,000	3,086,000		3,086,000
Right-of-use asset—operating lease	13,900,000	14,104,000		14,831,000
Right-of-use assets—financing leases	271,000	337,000		597,000
Total assets	152,081,000	182,935,000		213,250,000
Current liabilities:
Accounts payable	2,841,000	3,692,000		3,603,000
Accrued expenses	13,249,000	15,624,000		11,084,000
Deferred revenue, current portion	7,773,000	10,181,000		12,209,000
Financing lease obligations, current portion	274,000	291,000		265,000
Operating lease obligation, current portion	1,789,000	1,720,000		1,463,000
Debt, current portion	1,667,000
Total current liabilities	27,593,000	31,508,000		28,624,000
Deferred revenue, net of current portion				9,877,000
Financing lease obligations, net of current portion	12,000	65,000		356,000
Operating lease obligation, net of current portion	22,378,000	22,858,000		24,578,000
Warrant liability	581,000	3,029,000		19,711,000
Debt, net of debt discount, long term	38,775,000	40,257,000		39,551,000
Commitments and contingencies (See Note 10)
Stockholders' equity:
Preferred stock	0	0		0
Common stock	61,000	61,000		56,000
Additional paid-in capital	551,679,000	548,815,000		467,518,000
Accumulated other comprehensive loss	(273,000)	(79,000)		0
Accumulated deficit	(488,725,000)	(463,579,000)		(377,021,000)
Total stockholders' equity	62,742,000	85,218,000	$ 149,880,000	90,553,000
Total liabilities and stockholders' equity	152,081,000	$ 182,935,000		$ 213,250,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Current assets:
Cash and cash equivalents	13,738,931		107,516,420
Marketable securities	60,611,961
Prepaid Clinical Costs	480,623		987,470
Prepaid expenses and other current assets	4,064,770		1,152,970
Total current assets	78,896,285		109,656,860
Prepaid clinical costs, net of current portion			530,989
Marketable securities—noncurrent	9,080,671
Right-of-use asset—operating lease	38,229		75,471
Total assets	88,015,185		110,263,320
Current liabilities:
Accounts payable	3,803,427		3,842,390
Severance payable	2,611,857		726,027
Accrued expenses	933,082		1,040,710
Operating lease obligation, current portion	37,332		34,658
Total current liabilities	7,385,698		5,643,785
Severance payable, net of current portion	421,575		850,709
Operating lease obligation, net of current portion			41,256
Warrant liability	124,480		1,931,921
Total liabilities	7,931,753		8,467,671
Commitments and contingencies (See Note 10)
Stockholders' equity:
Preferred stock	0		0
Common stock	17,223		17,222
Additional paid-in capital	241,030,535		238,572,442
Accumulated other comprehensive loss	(544,264)
Accumulated deficit	(160,420,062)		(136,794,015)
Total stockholders' equity	80,083,432		101,795,649
Total liabilities and stockholders' equity	$ 88,015,185		$ 110,263,320